6. EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Jan. 31, 2019
Notes
6. EXPLORATION AND EVALUATION ASSETS

6.   EXPLORATION AND EVALUATION ASSETS

Morrison claims, Canada	2019	2018	2017

Balance, beginning of year	$ 24,864,119	$ 24,821,100	$ 24,585,706

Exploration and evaluation costs
Additions
Assays	-	7,000	-
Staking and recording	-	369	4,031
Environmental
Sub-contracts and labour	-	8,720	30,029
Supplies and general	-	-	7,878
Travel	-	842	5,586
Metallurgical
Assays	-	-	184
Scoping/Feasibility study
Geological and geophysical	-	-	86,643
Sub-contracts and labour	6,000	18,088	45,043
Sub-contracts and labour - related parties	-	8,000	56,000

Total Exploration and evaluation costs for the year	$ 6,000	$ 43,019	$ 235,394

Balance, end of year	$ 24,870,119	$ 24,864,119	$ 24,821,100